Net investment income (Tables)	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial instruments [abstract]
Disclosure of net investment income

	2025	2024	2023
	£m	£m	£m
Net gains from financial instruments mandatorily at fair value	252	326	171
Net (losses)/gains from disposal of financial assets at fair value through other comprehensive income	(191)	164	26
Net losses from disposal of financial assets and liabilities measured at amortised cost[1]	(18)	(209)	(17)
Dividend income	—	3	—
Net losses on other investments	(33)	(68)	(119)
Net investment income	10	216	61
Note:
1 Included within the 2024 balance are losses of £220m on sale of the performing Italian retail mortgage portfolio.